EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
EVENTS AFTER THE REPORTING PERIOD

34.	EVENTS AFTER THE REPORTING PERIOD
34.1.	Memorandum of Understanding with the Public Investment Fund

On January 13, 2022, The Company executed a Memorandum of Understanding (“MOU”) with the Public Investment Fund (“PIF”), Saudi Arabia’s sovereign wealth fund. The MOU is non-binding and aims the incorporation of a joint operation that will act in the complete chain of chicken production in Saudi Arabia and promote the sale of fresh, frozen and processed products, in addition to a Halal Business Hub in Saudi Arabia. The MOU reinforces the Company’s commitment with its strategic plan, in particular with food security in the Gulf region.

34.2.	Capital Increase through a Public Offering of Shares

On January 17, 2022 an Extraordinary General Shareholders’ Meeting was held and approved the amendment to the limit of authorization for capital increase, regardless of statutory reform, which was set to 1,325,000,000 ordinary shares.

The increase in the capital of the Company was also approved, through public offering of up to 325,000,000 new ordinary shares.

The pricing of the public offering of shares was on February 2, 2022 and the Board of Directors approved the offering of 270,000,000 shares at the price of R$20.00 (twenty Brazilian Reais), in a total amount of R$5,400,000. From this amount, R$500,000 shall be allocated to the capital stock and the remaining will be allocated to the formation of a capital reserve. The settlement of the offering was on February 4, 2022.